UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund
(Exact name of registrant as specified in charter)

7 Dawson Street, Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 7 Dawson Street, Huntington Station, New York 11746

 (Name and address of agent for service)

Registrant's telephone number, including area code:     (866) 668-6558

Date of fiscal year end:	December 31, 2013

Date of reporting period:	December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Progressive
Return Fund

Annual Report
December 31, 2013

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Report of Independent Registered Public Accounting Firm	17

Tax Information	18

Additional Information Regarding the Fund’s Trustees and Corporate Officers	19

Description of Dividend Reinvestment Plan	21

Proxy Voting and Portfolio Holdings Information	23

Privacy Policy Notice	24

Summary of General Information	27

Shareholder Information	27

Cornerstone Progressive Return Fund Portfolio Summary – as of December 31, 2013 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	79.9
Information Technology	3.6
Financials	3.1
Consumer Discretionary	2.5
Industrials	2.1
Energy	1.9
Health Care	1.8
Consumer Staples	1.4
Telecommunication Services	1.1
Materials	0.3
Utilities	0.1
Commodity Pool	0.1
Other	2.1

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Alpine Total Dynamic Dividend Fund	Closed-End Funds	4.9
2.	Cohen & Steers Preferred Securities and Income Fund, Inc.	Closed-End Funds	4.3
3.	Reaves Utility Income Fund	Closed-End Funds	3.2
4.	BlackRock International Growth and Income Trust	Closed-End Funds	3.2
5.	BlackRock Global Opportunities Equity Trust	Closed-End Funds	3.1
6.	BlackRock Real Asset Equity Trust	Closed-End Funds	3.1
7.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	3.0
8.	Calamos Strategic Total Return Fund	Closed-End Funds	2.8
9.	Cohen & Steers Quality Income Realty Fund, Inc.	Closed-End Funds	2.6
10.	BlackRock Energy and Resources Trust	Closed-End Funds	2.5

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2013

Description	No. of Shares	Value
EQUITY SECURITIES — 97.90%
CLOSED-END FUNDS — 79.92%
CONVERTIBLE SECURITIES — 0.64%
AllianzGI Equity & Convertible Income Fund	54,135	$1,056,715
Putnam High Income Securities Fund	3,701	30,570
		1,087,285
CORE — 4.49%
Adams Express Company (The)	111,764	1,460,756
Advent/Claymore Enhanced Growth & Income Fund	55,837	565,629
Cohen & Steers Dividend Majors Fund, Inc.	85,854	1,251,751
General American Investors Company, Inc.	43,142	1,518,598
Guggenheim Equal Weight Enhanced Equity Income Fund	100,151	1,891,852
Tri-Continental Corporation	44,367	886,453
		7,575,039
CORPORATE DEBT INVESTMENT GRADE-RATED — 1.06%
Cutwater Select Income Fund	1	25
Federated Enhanced Treasury Income Fund	4,011	51,261
Invesco Van Kampen Bond Fund	11,604	205,275
MFS Intermediate Income Trust	202,236	1,047,582
Morgan Stanley Income Securities Inc.	5,774	97,176
Transamerica Income Shares, Inc.	16,153	337,275

Description	No. of Shares	Value
CORPORATE DEBT INVESTMENT GRADE-RATED (continued)
Western Asset Income Fund	4,282	$56,394
		1,794,988
CORPORATE DEBT INVESTMENT GRADE-RATED (LEVERAGED) — 0.11%
John Hancock Income Securities Trust	12,472	178,350

DEVELOPED MARKET — 0.80%
Aberdeen Israel Fund, Inc.	5,393	90,926
Aberdeen Singapore Fund, Inc.	30,775	392,997
New Ireland Fund, Inc. (The) *	27,013	346,847
Swiss Helvetia Fund, Inc. (The)	37,363	521,214
		1,351,984
EMERGING MARKETS — 3.27%
First Trust/Aberdeen Emerging Opportunity Fund	16,750	302,338
India Fund, Inc. (The)	54,404	1,088,080
ING Emerging Markets High Dividend Equity Fund	119,670	1,406,123
Morgan Stanley Eastern Europe Fund, Inc.	3,500	70,910
Morgan Stanley India Investment Fund, Inc. *	108,371	1,894,325
Templeton Russia and East European Fund, Inc.	25,615	394,215
Turkish Investment Fund, Inc. (The)	24,532	359,884
		5,515,875
EMERGING MARKETS DEBT — 0.22%
Western Asset Emerging Markets Income Fund Inc.	31,641	374,629

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2013 (continued)

Description	No. of Shares	Value
FLEXIBLE INCOME — 0.35%
MFS Charter Income Trust	64,650	$585,083

GENERAL & INSURED LEVERAGED — 6.46%
BlackRock MuniHoldings Quality Fund II, Inc.	13,953	168,692
DTF Tax-Free Income Inc.	3,400	47,668
Eaton Vance National Municipal Opportunities Trust	19,609	361,982
Invesco Advantage Municipal Income Trust II	133,008	1,399,244
Invesco Municipal Opportunity Trust	149,474	1,750,341
Invesco Municipal Trust	38,950	451,431
Invesco Trust for Investment Grade Municipals	137,522	1,675,018
Invesco Value Municipal Income Trust	0	6
MFS Investment Grade Municipal Trust	33,606	289,348
Nuveen Dividend Advantage Municipal Fund 2	27,729	351,881
Nuveen Dividend Advantage Municipal Fund 3	125,626	1,551,481
Nuveen Dividend Advantage Municipal Income Fund	33,515	419,608
Nuveen Municipal Advantage Fund, Inc.	13,790	167,686
Nuveen Municipal Market Opportunity Fund, Inc.	10,918	131,016
Nuveen Quality Income Municipal Fund, Inc.	65,828	806,393
Nuveen Quality Municipal Fund, Inc.	2,550	30,804

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED (continued)
Nuveen Select Quality Municipal Fund, Inc.	105,150	$1,303,860
		10,906,459
GENERAL BOND — 0.15%
John Hancock Investors Trust	11,408	212,189
Duff & Phelps Utility and Corporate Bond Trust Inc.	3,900	39,117
		251,306
GLOBAL — 11.63%
Alpine Global Dynamic Dividend Fund	415,611	2,119,616
Alpine Total Dynamic Dividend Fund	1,954,895	8,191,010
BlackRock S&P Quality Rankings Global Equity Managed Trust	2,409	31,221
Calamos Global Dynamic Income Fund	131,409	1,178,739
Clough Global Allocation Fund	33,867	520,874
Delaware Enhanced Global Dividend and Income Fund	159,250	1,946,035
Gabelli Global Utility & Income Trust (The)	28,750	576,150
GDL Fund (The)	2,868	31,605
Nuveen Global Value Opportunities Fund	110,016	1,448,911
Virtus Total Return Fund	232,860	933,769
Wells Fargo Advantage Global Dividend Opportunity Fund	366,859	2,659,728
		19,637,658
GLOBAL INCOME — 0.49%
Aberdeen Global Income Fund, Inc.	16,011	166,034

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2013 (continued)

Description	No. of Shares	Value
GLOBAL INCOME (continued)
Nuveen Multi-Currency Short-Term Government Income Fund	65,155	$656,762
		822,796
HIGH CURRENT YIELD (LEVERAGED) — 1.69%
BlackRock Corporate High Yield Fund VI, Inc.	43,880	534,020
BlackRock Debt Strategies Fund, Inc.	5,973	23,831
DWS High Income Opportunities Fund, Inc.	69,416	999,590
DWS High Income Trust	39,091	357,292
First Trust Strategic High Income Fund II	16,832	270,154
Franklin Universal Trust	23,017	159,738
Invesco High Income Trust II	2,832	45,510
MFS Intermediate High Income Fund	38,669	111,753
Neuberger Berman High Yield Strategies Fund Inc.	26,442	350,621
		2,852,509
HIGH YIELD — 0.18%
First Trust High Income Long/Short Fund	5,700	98,154
Western Asset Managed High Income Fund Inc.	35,964	203,556
		301,710
HIGH YIELD MUNICIPAL DEBT — 0.32%
MFS High Income Municipal Trust	87,005	388,912
MFS High Yield Municipal Trust	22,608	94,501
Western Asset Municipal High Income Fund Inc.	9,022	60,718
		544,131

Description	No. of Shares	Value
INCOME & PREFERRED STOCK — 4.96%
Calamos Strategic Total Return Fund	437,877	$4,768,481
Dividend & Income Fund	4,200	63,462
John Hancock Premium Dividend Fund	86,556	1,004,050
LMP Capital and Income Fund Inc.	51,936	819,031
Nuveen Quality Preferred Income Fund	12,410	95,433
Nuveen Quality Preferred Income Fund 2	20,800	169,312
Nuveen Quality Preferred Income Fund 3	75,646	593,821
Zweig Total Return Fund, Inc. (The)	61,646	859,345
		8,372,935
LOAN PARTICIPATION — 0.38%
Eaton Vance Floating-Rate Income Trust	28,800	439,776
First Trust Senior Floating Rate Income Fund II	4,500	65,250
Nuveen Senior Income Fund	18,430	131,406
		636,432
OPTION ARBITRAGE/OPTIONS STRATEGIES — 7.78%
BlackRock Enhanced Capital & Income Fund, Inc.	62,875	859,501
BlackRock Enhanced Equity Dividend Trust	53,016	420,947
BlackRock Global Opportunities Equity Trust	351,271	5,255,014
BlackRock International Growth and Income Trust	661,792	5,380,369
ING Asia Pacific High Dividend Equity Income Fund	59,890	762,999

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2013 (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (continued)
ING Global Advantage and Premium Opportunity Fund	38,076	$447,774
		13,126,604
PACIFIC EX JAPAN — 2.94%
Aberdeen Greater China Fund, Inc.	97,449	990,082
Asia Pacific Fund, Inc. (The) *	8,622	90,617
China Fund, Inc. (The)	163,563	3,403,746
Taiwan Fund, Inc. *	25,250	487,830
		4,972,275
REAL ESTATE — 13.09%
Alpine Global Premier Properties Fund	96,754	695,661
CBRE Clarion Global Real Estate Income Fund	638,869	5,059,842
Cohen & Steers Preferred Securities and Income Fund, Inc.	459,844	7,219,551
Cohen & Steers Quality Income Realty Fund, Inc.	461,479	4,374,821
Cohen & Steers Total Return Realty Fund, Inc.	41,272	494,851
LMP Real Estate Income Fund Inc.	120,801	1,215,258
Neuberger Berman Real Estate Securities Income Fund Inc.	361,756	1,570,021
Nuveen Diversified Dividend and Income Fund	61,294	690,783
RMR Asia Pacific Real Estate Fund	45,838	775,119
		22,095,907

Description	No . of Shares	Value
SECTOR EQUITY — 17.49%
BlackRock EcoSolutions Investment Trust	135,919	$1,065,605
BlackRock Energy and Resources Trust	175,880	4,273,884
BlackRock Real Asset Equity Trust	597,924	5,207,918
BlackRock Resources & Commodities Strategy Trust	234,578	2,718,759
BlackRock Utility and Infrastructure Trust	137,701	2,460,717
Cohen & Steers Infrastructure Fund, Inc.	24,085	496,151
Duff & Phelps Global Utility Income Fund Inc.	96,706	1,845,150
GAMCO Global Gold, Natural Resources & Income Trust by Gabelli	72,921	657,747
GAMCO Natural Resources, Gold & Income Trust by Gabelli	57,450	575,649
ING Risk Managed Natural Resources Fund	121,878	1,195,623
Nuveen Energy MLP Total Return Fund	72,150	1,410,533
Nuveen Real Asset Income and Growth Fund	7,400	123,950
Petroleum & Resources Corporation	73,839	2,021,712
Reaves Utility Income Fund	218,412	5,479,957
		29,533,355
U.S. MORTGAGE — 0.41%
First Trust Mortgage Income Fund	38,101	592,852
Nuveen Mortgage Opportunity Term Fund 2	4,618	106,075
		698,927

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2013 (continued)

Description	No. of Shares	Value
UTILITY — 0.55%
Brookfield Global Listed Infrastructure Income Fund Inc.	46,700	$923,259

VALUE — 0.46%
John Hancock Tax-Advantaged Dividend Income Fund	42,643	776,955

TOTAL CLOSED-END FUNDS		134,916,451

COMMODITY POOL — 0.07%
Nuveen Diversified Commodity Fund *	7,729	117,249

CONSUMER DISCRETIONARY — 2.47%
Comcast Corporation - Class A	24,358	1,265,763
DIRECTV *	4,000	276,360
Ford Motor Company	25,000	385,750
Home Depot, Inc. (The)	9,000	741,060
Johnson Controls, Inc.	7,000	359,100
Macy's, Inc.	2,000	106,800
Time Warner Cable Inc.	2,000	271,000
Walt Disney Company (The)	10,000	764,000
		4,169,833
CONSUMER STAPLES — 1.44%
Archer-Daniels-Midland Company	4,000	173,600
Kellogg Company	2,000	122,140
Kroger Co. (The)	4,000	158,120
Wal-Mart Stores, Inc.	25,000	1,967,250
		2,421,110
ENERGY — 1.90%
Anadarko Petroleum Corporation	4,000	317,280
ConocoPhillips	8,000	565,200

Description	No. of Shares	Value
ENERGY (continued)
Devon Energy Corporation	3,000	$185,610
EOG Resources, Inc.	2,000	335,680
Exxon Mobil Corporation	10,000	1,012,000
Marathon Oil Corporation	2,000	70,600
Schlumberger Limited	8,000	720,880
		3,207,250
FINANCIALS — 3.07%
Allstate Corporation (The)	3,000	163,620
American International Group, Inc.	8,000	408,400
Bank of America Corporation	15,000	233,550
Bank of New York Mellon Corporation (The)	6,000	209,640
BB&T Corporation	5,000	186,600
Capital One Financial Corporation	3,000	229,830
Citigroup, Inc.	19,000	990,090
Goldman Sachs Group, Inc. (The)	3,000	531,780
JPMorgan Chase & Co.	20,000	1,169,600
Marsh & McLennan Companies, Inc.	4,000	193,440
MetLife, Inc.	9,000	485,280
Prudential Financial, Inc.	3,000	276,660
State Street Corporation	1,500	110,085
		5,188,575
HEALTH CARE — 1.82%
Abbott Laboratories	13,000	498,290
AbbVie Inc.	3,000	158,430
Allergan, Inc.	2,500	277,700
Amgen Inc.	4,000	456,640
Boston Scientific Corporation *	2,000	24,040
Cardinal Health, Inc.	6,000	400,860
Eli Lilly & Company	6,000	306,000
Medtronic, Inc.	6,000	344,340

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – December 31, 2013 (concluded)

Description	No. of Shares	Value
HEALTH CARE (continued)
St. Jude Medical, Inc.	3,000	$185,850
Wellpoint, Inc.	4,500	415,755
		3,067,905
INDUSTRIALS — 2.09%
Deere & Company	3,000	273,990
General Dynamics Corporation	3,000	286,650
General Electric Company	90,000	2,522,700
Lockheed Martin Corporation	3,000	445,980
		3,529,320
INFORMATION TECHNOLOGY — 3.60%
Cisco Systems, Inc.	40,000	898,000
Corning, Inc.	9,000	160,380
EMC Corporation	15,000	377,250
Hewlett-Packard Company	12,400	346,952
Intel Corporation	20,000	519,200
International Business Machines Corporation	8,500	1,594,345
Microsoft Corporation	22,000	823,460
QUALCOMM Incorporated	14,500	1,076,625
Yahoo! Inc. *	7,000	283,080
		6,079,292
MATERIALS — 0.28%
Dow Chemical Company (The)	10,500	466,200

TELECOMMUNICATION SERVICES — 1.13%
AT&T, Inc.	32,000	1,125,120
Verizon Communications, Inc.	16,000	786,240
		1,911,360
UTILITIES — 0.11%
Exelon Corporation	7,000	191,730

TOTAL EQUITY SECURITIES (cost - $160,908,228)		165,266,275

Description	No. of Shares	Value
SHORT-TERM INVESTMENTS — 2.30%
MONEY MARKET FUNDS — 2.30%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $3,884,182)	3,884,182	$3,884,182

TOTAL INVESTMENTS — 100.20% (cost - $164,792,410)		169,150,457

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.20)%		(338,312)

NET ASSETS — 100.00%		$168,812,145

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of December 31, 2013.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Assets and Liabilities – December 31, 2013

ASSETS
Investments, at value (cost – $164,792,410) (Notes B and C)	$169,150,457
Receivables:
Dividends	573,197
Investments sold	316,011
Prepaid expenses	5,041
Total Assets	170,044,706

LIABILITIES
Payables:
Investments purchased	978,381
Investment management fees (Note D)	140,786
Trustees’ fees and expenses	15,889
Administration fees (Note D)	10,084
Accounting fees (Note D)	3,894
Other accrued expenses	83,527
Total Liabilities	1,232,561

NET ASSETS (applicable to 39,190,980 common shares of beneficial interest	$168,812,145

NET ASSET VALUE PER SHARE ($168,812,145 ÷ 39,190,980)	$4.31

NET ASSETS CONSISTS OF
Paid-in capital	$174,332,538
Accumulated net realized loss on investments	(9,878,440)
Net unrealized appreciation in value of investments	4,358,047
Net assets applicable to shares outstanding	$168,812,145

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Operations – for the Year Ended December 31, 2013

INVESTMENT INCOME
Income:
Dividends from investments	$5,602,574

Expenses:
Investment management fees (Note D)	1,388,478
Legal and audit fees	121,856
Administration fees (Note D)	112,701
Trustees’ fees and expenses	63,024
Accounting fees (Note D)	48,040
Printing	42,219
Custodian fees	34,000
Transfer agent fees	14,992
Stock exchange listing fees	9,692
Insurance	5,285
Miscellaneous	11,211
Total Expenses	1,851,498
Net Investment Income	3,751,076

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	5,359,459
Capital gain distributions from regulated investment companies	2,372,338
Net change in unrealized appreciation in value of investments	1,541,738
Net realized and unrealized gain on investments	9,273,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,024,611

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Changes in Net Assets

	For the Years Ended December 31,
	2013	2012

INCREASE IN NET ASSETS
Operations:
Net investment income	$3,751,076	$2,461,938
Net realized gain from investments	7,731,797	5,549,955
Net change in unrealized appreciation in value of investments	1,541,738	7,677,296

Net increase in net assets resulting from operations	13,024,611	15,689,189

Dividends and distributions to shareholders (Note B):
Net investment income	(11,482,874)	(8,011,893)
Return-of-capital	(20,156,702)	(14,232,315)

Total dividends and distributions to shareholders	(31,639,576)	(22,244,208)

Transactions in common shares of beneficial interest:
Proceeds from rights offering of 13,352,005 and 8,817,593 shares of newly issued shares, respectively	64,890,744	44,793,372
Offering expenses associated with rights offering	(147,557)	(128,254)
Proceeds from 824,591 and 502,087 shares newly issued in reinvestment of dividends and distributions, respectively	3,662,776	2,476,417

Net increase in net assets from capital share transactions	68,405,963	47,141,535

Total increase in net assets	49,790,998	40,586,516

NET ASSETS
Beginning of year	119,021,147	78,434,631
End of year	$168,812,145	$119,021,147

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,
	2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$4.76	$5.00	$5.90	$6.28	$7.16
Net investment income #	0.12	0.12	0.12	0.13	0.16
Net realized and unrealized gain/(loss) on investments	0.28	0.62	(0.11)	1.03	1.42
Net increase in net assets resulting from operations	0.40	0.74	0.01	1.16	1.58

Dividends and distributions to shareholders:
Net investment income	(0.38)	(0.40)	(0.61)	(1.14)	(0.16)
Return-of-capital	(0.65)	(0.70)	(0.63)	(0.40)	(2.30)
Total dividends and distributions to shareholders	(1.03)	(1.10)	(1.24)	(1.54)	(2.46)

Transactions in common shares of beneficial interest:
Anti-dilutive effect due to shares issued:
Rights offering	0.18	0.12	0.31	—	—
Reinvestment of dividends and distributions	0.00 +	0.00 +	0.02	0.00 +	—
Total transactions in common shares of beneficial interest	0.18	0.12	0.33	—	—

Net asset value, end of year	$4.31	$4.76	$5.00	$5.90	$6.28
Market value, end of year	$5.14	$5.01	$6.04	$7.46	$8.90
Total investment return (a)	28.59%	3.24%	(2.12)%	4.73%	65.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$168,812	$119,021	$78,435	$55,277	$58,738
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.33%	1.25%	1.30%	1.47%	1.39%
Ratio of expenses to average net assets, before fee waivers and fees paid indirectly, if any (b)	1.33%	1.34%	1.45%	1.61%	1.54%
Ratio of net investment income to average net assets (c)	2.70%	2.44%	2.20%	2.20%	2.54%
Portfolio turnover rate	101.00%	97.29%	112.69%	117.45%	115.99%

#	Based on average shares outstanding.

+	Amount rounds to less than $0.01.

(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investment companies in which the Fund invests.

(c)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the “Fund”) was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the- counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities. At December 31, 2013, the Fund held no securities valued in good faith by the Board of Trustees.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2013, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2013, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2010 through 2012, and for the year ended December 31, 2013. There was no material impact to the financial statements.

Distributions to Shareholders: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees (“Distribution Policy”). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund’s shareholders each month. These distributions will not be tied to the Fund’s investment income and capital gains and will not represent yield or investment return on the Fund’s portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

The Board of Trustees reserves the right to change the Distribution Policy from time to time.

Distribution Policy Risk: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$165,266,275	$—
Short-Term Investments	3,884,182	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$169,150,457	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the year ended December 31, 2013, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2013.

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is currently effective. The guidance requires retrospective application for all comparative periods presented. The Investment Manager has evaluated the impact ASU 2011-11 and believes that it does not have a material impact on the Fund’s financial statements and disclosures.

NOTE D. AGREEMENTS WITH AFFILIATES

At December 31, 2013, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2013, Cornerstone earned $1,388,478 for investment management services.

Administration Agreement

Through April 16, 2013, Ultimus Fund Solutions, LLC (“Ultimus”) served as the administrator. Under the terms of the Administration Agreement, Ultimus supplied executive, administrative and regulatory services for the Fund. Ultimus supervised the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund paid Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000. For the period January 1 through April 16, 2013, Ultimus earned $34,450 as administrator.

Effective April 17, 2013, AFS serves as the administrator. Under the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the period April 17 through December 31, 2013, AFS earned $78,251 as administrator.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2013, purchases and sales of securities, other than short-term investments, were $180,799,027 and $134,403,786, respectively.

Cornerstone Progressive Return Fund Notes to Financial Statements (concluded)

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 39,190,980 shares issued and outstanding at December 31, 2013. As of that date, two individuals that control Cornerstone owned 6,210 shares related to the initial issuance of the seed capital shares of the Fund. Transactions in common shares of beneficial interest for the year ended December 31, 2013 were as follows:

Shares at beginning of year	25,014,384
Shares newly issued from rights offering	13,352,005
Shares newly issued in reinvestment of dividends and distributions	824,591
Shares at end of year	39,190,980

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to shareholders during the years ended December 31, 2013 and December 31, 2012 was as follows:

	2013	2012
Ordinary Income	$11,482,874	$8,011,893
Return-of-Capital	20,156,702	14,232,315
Total Distributions	$31,639,576	$22,244,208

At December 31, 2013, the components of accumulated deficit on a tax basis for the Fund were as follows:

Capital loss carryforwards	$(9,846,029)
Net unrealized appreciation	4,325,634
Total accumulated deficit	$(5,520,395)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2013, the Fund reclassified $20,156,702 of return-of-capital distributions and $7,731,797 of distributions resulting from the recharacterization of capital gain distributions as ordinary income against paid-in capital on the Statement of Assets and Liabilities. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2013.

At December 31, 2013, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $9,846,029 which expires in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s capital loss carryforward may expire without being utilized.

During the year ended December 31, 2013, the Fund reduced capital loss carryforwards by $7,675,093.

The following information is computed on a tax basis for each item as of December 31, 2013:

Cost of portfolio investments	$164,824,823
Gross unrealized appreciation	$8,302,440
Gross unrealized depreciation	(3,976,806)
Net unrealized appreciation	$4,325,634

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund, Inc.
Huntington Station, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund, Inc. (the “Fund”), including the schedule of investments as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2013, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 20, 2014

2013 Tax Information (Unaudited)

Cornerstone Progressive Return Fund (the “Fund”) is providing this notice along with Form 1099-DIV to assist its shareholders in the preparation of their 2013 calendar year U.S. federal income tax returns. The $31,639,576 in dividends and distributions paid to shareholders in respect of such year is represented by $11,482,874 of ordinary income, and $20,156,702 of return-of-capital.

As indicated in this notice, a portion of the Fund’s distributions for 2013 consist of ordinary income and return of captial. To the extent a distribution has been designated as return-of-capital, those distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)
Payment Dates:	1/31/13	2/28/13	3/28/13	4/30/13	5/31/13	6/28/13
Ordinary Income(1)	$0.0308	$0.0308	$0.0308	$0.0308	$0.0308	$0.0308
Return-of-Capital(2)	0.0546	0.0546	0.0546	0.0546	0.0546	0.0546
Total	$0.0854	$0.0854	$0.0854	$0.0854	$0.0854	$0.0854

Payment Dates:	7/31/13	8/30/13	9/30/13	10/31/13	11/29/13	12/31/13
Ordinary Income(1)	$0.0308	$0.0308	$0.0308	$0.0308	$0.0308	$0.0308
Return-of-Capital(2)	0.0546	0.0546	0.0546	0.0546	0.0546	0.0546
Total	$0.0854	$0.0854	$0.0854	$0.0854	$0.0854	$0.0854

(1)	Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions included in the amount reported in Box 1a on Form 1099-DIV.

(2)
Return-of-Capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through 20.38% of its ordinary income dividends as qualified dividends, which are subject to a maximum tax rate of 23.8% (20% qualified dividends maximum tax rate plus 3.8% Medicare tax). This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Trustees
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Trustees and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Edwin Meese III (Dec. 1931)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Distinguished Fellow, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Senior Adviser, Revelation L.P.; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Scott B. Rogers (July 1955)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor’s Medical Clinic; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Andrew A. Strauss (Nov. 1953)	Trustee; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Glenn W. Wilcox, Sr. (Dec. 1931)	Trustee; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board of Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer
Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.
			2007, 2008, 2009

Additional Information Regarding the Fund’s Trustees
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Frank J. Maresca (Oct. 1958)	Treasurer
Executive Vice President of AST Fund Solutions, LLC (since February 2012), Executive Vice President of Ultimus Fund Solutions, LLC (from March 2009-February 2012) previous Executive Director, JP Morgan Chase & Co.; Previous President of Bear Stearns Funds Management Inc.; Previous Senior Managing Director of Bear Stearns & Co. Inc.; Treasurer of the Fund, Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc. (from May 2009 through February 2012).
Since April 17, 2013

*	The mailing address of each Trustee and/or Officer with respect to the Fund’s operation is 7 Dawson Street, Huntington Station, NY 11746.

**
Designates a trustee who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Manager.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Progressive Return Fund (the “Fund) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling toll-free (866) 668-6558; and

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstoneprogressivereturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND, (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

   • Social Security number
   • account balances
   • account transactions
   • transaction history
   • wire transfer instructions
   • checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Progressive Return Fund (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

   • open an account
   • provide account information
   • give us your contact information
   • make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

   • sharing for affiliates’ everyday business purposes – information about your creditworthiness
   • affiliates from using your information to market to you
   • sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (866) 668-6558

Summary of General Information (unaudited)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

Shareholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CFP”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstoneprogressivereturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Progressive Return Fund may from time to time purchase its shares in the open market.

Cornerstone Progressive Return Fund

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,000 and $15,000 with respect to the registrant's fiscal years ended December 31, 2013 and 2012, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,600 and $3,600 with respect to the registrant's fiscal years ended December 31, 2013 and 2012, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)
All Other Fees. $1,550 and $1,550 in fees were billed in with respect to the registrant's fiscal years ended December 31, 2013 and 2012, respectively, related to the review of the registrant’s rights offering registration.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-

approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2013 and 2012 aggregate non-audit fees of $5,150 and $5,150, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese III, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)
All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as the portfolio manager since 2007. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.

(a)(2)
Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. As of December 31, 2013, net assets of Cornerstone Strategic Value Fund, Inc. were $180,372,051 and net assets of Cornerstone Total Return Fund, Inc. were $89,146,831. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3)
Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4)	The dollar range of equity securities in the registrant beneficially owned by the portfolio manager as of December 31, 2013 is as follows: Ralph W. Bradshaw: $50,001 - $100,000

(b)	Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	March 4, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	March 4, 2014

* Print the name and title of each signing officer under his or her signature.